Warrants - Schedule of Fair Value Assumptions Related to Warrants Outstanding (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Dividend yield	0.00%	0.00%	0.00%
Minimum [Member]
Risk-free rate	0.12%	0.12%	0.12%
Expected volatility	112.00%	112.00%	112.00%
Expected term	1 year 1 month 6 days	1 year 1 month 6 days	1 year 1 month 6 days
Maximum [Member]
Risk-free rate	1.47%	1.47%	1.47%
Expected volatility	170.00%	170.00%	170.00%
Expected term	5 years 6 months	5 years 6 months	5 years 6 months
Warrant [Member]
Dividend yield	0.00%	0.00%	0.00%
Warrant [Member] | Minimum [Member]
Risk-free rate	0.12%	0.12%	0.12%
Expected volatility	102.00%	102.00%	112.00%
Expected term	1 year	1 year	1 year
Warrant [Member] | Maximum [Member]
Risk-free rate	0.86%	0.86%	0.66%
Expected volatility	159.00%	159.00%	159.00%
Expected term	2 years 6 months	2 years 6 months	2 years 6 months